UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

I nvestment Portfolio	as of July 31, 2013 (Unaudited)

DWS Global High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.0%
Consumer Discretionary 21.7%
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	179,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		695,000	738,437
7.0%, 5/20/2022		695,000	740,175
APX Group, Inc., 144A, 6.375%, 12/1/2019		390,000	380,250
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		1,530,000	1,354,050
Asbury Automotive Group, Inc.:
8.375%, 11/15/2020		835,000	931,025
144A, 8.375%, 11/15/2020		95,000	105,925
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	626,875
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023		370,000	364,450
BC Mountain LLC, 144A, 7.0%, 2/1/2021		390,000	405,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	759,600
Boyd Gaming Corp., 9.0%, 7/1/2020		280,000	299,600
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		115,000	129,950
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		1,430,000	1,331,687
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		485,000	453,475
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		410,000	424,863
CCO Holdings LLC:
6.5%, 4/30/2021		1,180,000	1,212,450
6.625%, 1/31/2022		850,000	869,125
7.375%, 6/1/2020		105,000	113,138
8.125%, 4/30/2020		270,000	293,625
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		445,000	452,231
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		475,000	456,000
144A, 6.375%, 9/15/2020		2,260,000	2,333,450
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,450,081
Clear Channel Communications, Inc., 11.25%, 3/1/2021 (b)		505,000	539,088
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	263,925
Series B, 6.5%, 11/15/2022		690,000	721,050
Series A, 7.625%, 3/15/2020		210,000	219,450
Series B, 7.625%, 3/15/2020		2,165,000	2,284,075
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,841,687
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	586,687
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		705,000	717,337
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	1,825,000	2,609,980
Dana Holding Corp., 5.375%, 9/15/2021 (c)		490,000	491,225
DISH DBS Corp.:
5.0%, 3/15/2023 (b)		700,000	656,250
6.75%, 6/1/2021		90,000	95,400
7.875%, 9/1/2019		565,000	642,687
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		735,000	0
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018 (b)		190,000	185,725
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		775,000	755,625
Harron Communications LP, 144A, 9.125%, 4/1/2020		500,000	552,500
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	296,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		920,000	956,800
Libbey Glass, Inc., 6.875%, 5/15/2020		221,000	236,470
LKQ Corp., 144A, 4.75%, 5/15/2023		570,000	546,487
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		275,000	281,875
Mediacom Broadband LLC, 6.375%, 4/1/2023		790,000	795,925
Mediacom LLC:
7.25%, 2/15/2022		205,000	218,325
9.125%, 8/15/2019		500,000	547,500
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,165,000	1,229,075
6.75%, 10/1/2020 (b)		325,000	345,719
7.625%, 1/15/2017 (b)		1,010,000	1,136,250
8.625%, 2/1/2019 (b)		1,595,000	1,848,206
10.0%, 11/1/2016		415,000	495,925
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		390,000	391,950
National CineMedia LLC:
6.0%, 4/15/2022		410,000	428,450
7.875%, 7/15/2021		445,000	485,050
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,736,800
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	778,525
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	654,912
PNK Finance Corp., 144A, 6.375%, 8/1/2021 (c)		490,000	493,675
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	366,563
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		285,000	272,175
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	607,725
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		775,000	865,094
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	233,825
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	436,138
144A, 7.804%, 10/1/2020		645,000	686,925
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	461,100
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		565,000	565,000
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		465,000	447,563
Travelport LLC:
144A, 6.4% **, 3/1/2016		299,955	287,957
144A, 13.875%, 3/1/2016 (PIK)		94,500	98,280
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,363,609
UCI International, Inc., 8.625%, 2/15/2019		220,000	225,500
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,490,000	1,449,025
144A, 7.5%, 3/15/2019		825,000	891,000
Unitymedia KabelBW GmbH:
144A, 9.5%, 3/15/2021	EUR	3,000,000	4,519,863
144A, 9.625%, 12/1/2019	EUR	1,525,000	2,264,548
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	112,088
144A, 7.875%, 11/1/2020		250,000	274,375
144A, 8.5%, 5/15/2021		270,000	297,000
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	2,725,000	3,987,724
Videotron Ltd., 5.0%, 7/15/2022		3,770,000	3,732,300
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	429,975
Visant Corp., 10.0%, 10/1/2017 (b)		845,000	798,525
Visteon Corp., 6.75%, 4/15/2019		349,000	372,558
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	641,300

			70,160,007
Consumer Staples 5.7%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	283,500
B&G Foods, Inc., 4.625%, 6/1/2021		475,000	458,969
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	355,350
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		365,000	387,813
Constellation Brands, Inc.:
3.75%, 5/1/2021		475,000	444,125
6.0%, 5/1/2022		185,000	199,800
Del Monte Corp., 7.625%, 2/15/2019 (b)		760,000	794,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,487,500
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		3,390,000	3,254,400
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		305,000	323,300
MHP SA, 144A, 8.25%, 4/2/2020		2,355,000	2,160,712
Michael Foods Group, Inc., 9.75%, 7/15/2018		760,000	836,000
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023 (b)		790,000	766,300
NBTY, Inc., 9.0%, 10/1/2018		255,000	282,413
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		765,000	778,387
6.875%, 2/15/2021		1,000,000	1,063,750
7.125%, 4/15/2019		885,000	944,737
8.25%, 2/15/2021 (b)		410,000	417,175
8.5%, 5/15/2018		800,000	832,000
9.875%, 8/15/2019		240,000	259,200
Smithfield Foods, Inc., 6.625%, 8/15/2022		750,000	793,125
Sun Products Corp., 144A, 7.75%, 3/15/2021		640,000	652,800
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		740,000	788,100

			18,563,656
Energy 11.5%
Access Midstream Partners LP:
4.875%, 5/15/2023		480,000	456,000
6.125%, 7/15/2022		610,000	638,975
Antero Resources Finance Corp., 7.25%, 8/1/2019		535,000	564,425
Arch Coal, Inc., 7.0%, 6/15/2019 (b)		205,000	167,588
Berry Petroleum Co.:
6.375%, 9/15/2022		370,000	377,400
6.75%, 11/1/2020		580,000	600,300
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		385,000	387,888
8.625%, 10/15/2020		410,000	436,650
Chaparral Energy, Inc., 7.625%, 11/15/2022		685,000	700,412
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		185,000	186,388
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		265,000	267,650
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,176,000
Continental Resources, Inc.:
4.5%, 4/15/2023		110,000	106,975
5.0%, 9/15/2022		330,000	331,650
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		580,000	606,100
Crosstex Energy LP, 7.125%, 6/1/2022		195,000	201,338
Denbury Resources, Inc., 4.625%, 7/15/2023		965,000	882,975
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	798,750
EP Energy LLC:
6.875%, 5/1/2019		645,000	690,150
7.75%, 9/1/2022		325,000	357,500
9.375%, 5/1/2020		300,000	340,500
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		907,319	930,002
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	833,250
Frontier Oil Corp., 6.875%, 11/15/2018		115,000	122,475
Global Geophysical Services, Inc., 10.5%, 5/1/2017		935,000	860,200
Halcon Resources Corp.:
8.875%, 5/15/2021		490,000	494,900
9.75%, 7/15/2020		575,000	596,563
Holly Energy Partners LP:
6.5%, 3/1/2020		205,000	214,225
8.25%, 3/15/2018		590,000	628,350
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023 (b)		1,750,000	1,620,937
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		485,000	488,638
Linn Energy LLC:
144A, 6.25%, 11/1/2019		1,130,000	1,062,200
6.5%, 5/15/2019		245,000	238,263
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,960,000	2,960,000
144A, 6.5%, 3/15/2021		425,000	433,500
Memorial Production Partners LP, 7.625%, 5/1/2021		250,000	242,500
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		935,000	918,637
144A, 10.75%, 10/1/2020		435,000	452,400
Murray Energy Corp., 144A, 8.625%, 6/15/2021		95,000	96,425
New World Resources NV, 144A, 7.875%, 1/15/2021	EUR	990,000	395,114
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,125,000	1,155,937
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	323,300
6.875%, 1/15/2023		230,000	243,225
7.25%, 2/1/2019		1,275,000	1,361,062
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		735,000	736,837
7.5%, 11/1/2019 (b)		1,110,000	1,165,500
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		475,000	465,500
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,462,800
Plains Exploration & Production Co., 6.75%, 2/1/2022		370,000	396,140
Range Resources Corp., 5.0%, 3/15/2023		185,000	185,000
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		190,000	178,600
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		1,430,000	1,410,337
144A, 5.625%, 4/15/2023		320,000	312,000
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		740,000	732,600
SESI LLC, 6.375%, 5/1/2019		425,000	448,375
Swift Energy Co., 7.875%, 3/1/2022		490,000	485,100
Tesoro Corp., 5.375%, 10/1/2022		285,000	282,150
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	1,056,025
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	1,065,000

			37,329,681
Financials 6.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		885,000	935,888
Ally Financial, Inc.:
5.5%, 2/15/2017		725,000	766,488
8.0%, 3/15/2020 (b)		670,000	788,925
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		3,000,000	2,985,000
Banco do Brasil SA:
3.875%, 10/10/2022		2,365,000	2,087,112
144A, 6.25%, 12/29/2049		2,375,000	1,971,250
CIT Group, Inc., 5.0%, 8/1/2023 (c)		3,225,000	3,161,842
E*TRADE Financial Corp.:
6.375%, 11/15/2019		1,105,000	1,174,062
6.75%, 6/1/2016		1,035,000	1,094,512
Hellas Telecommunications Finance, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	513,190	0
International Lease Finance Corp.:
3.875%, 4/15/2018		740,000	720,575
4.625%, 4/15/2021		645,000	618,394
6.25%, 5/15/2019		580,000	611,900
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		525,000	560,438
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,402,500
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	312,750
144A, 5.875%, 3/15/2022		510,000	527,850

			19,719,486
Health Care 3.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		940,000	1,010,500
Biomet, Inc.:
6.5%, 8/1/2020		670,000	703,500
6.5%, 10/1/2020 (b)		190,000	194,988
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,101,600
7.125%, 7/15/2020		1,230,000	1,259,212
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		415,000	439,381
HCA, Inc.:
5.875%, 3/15/2022		515,000	544,612
7.5%, 2/15/2022		1,600,000	1,804,000
Hologic, Inc., 6.25%, 8/1/2020		370,000	391,738
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	500,763
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		565,000	627,150
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		980,000	1,019,200
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		760,000	699,200
144A, 4.5%, 4/1/2021 (b)		100,000	93,250

			10,389,094
Industrials 9.1%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		470,000	439,450
Accuride Corp., 9.5%, 8/1/2018		625,000	647,656
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,547,325
Air Lease Corp.:
4.75%, 3/1/2020 (b)		580,000	574,200
6.125%, 4/1/2017 (b)		430,000	451,500
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK) (b)		390,000	402,675
Armored Autogroup, Inc., 9.25%, 11/1/2018		1,110,000	1,021,200
BakerCorp International, Inc., 8.25%, 6/1/2019		605,000	609,537
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	651,725
Bombardier, Inc., 144A, 5.75%, 3/15/2022		3,700,000	3,737,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		1,115,000	1,081,550
Clean Harbors, Inc., 5.125%, 6/1/2021		480,000	489,600
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	274,050
Ducommun, Inc., 9.75%, 7/15/2018		615,000	682,650
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	911,550
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,175,000	1,107,437
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	434,600
FTI Consulting, Inc.:
6.0%, 11/15/2022		390,000	399,263
6.75%, 10/1/2020		10,000	10,638
Garda World Security Corp., 144A, 9.75%, 3/15/2017		720,000	770,525
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,450,000	1,529,750
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		525,000	572,250
7.125%, 3/15/2021 (b)		105,000	115,500
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		765,000	795,600
Meritor, Inc.:
6.75%, 6/15/2021 (b)		375,000	373,125
10.625%, 3/15/2018		630,000	686,700
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		755,000	718,194
8.875%, 11/1/2017		785,000	823,269
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		540,000	581,850
144A, 9.25%, 4/15/2019		100,000	107,750
Nortek, Inc., 8.5%, 4/15/2021		800,000	866,000
Ply Gem Industries, Inc., 9.375%, 4/15/2017		195,000	208,163
Rexel SA, 144A, 5.25%, 6/15/2020		490,000	487,550
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	430,000
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	290,016
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	1,149,422
Titan International, Inc., 7.875%, 10/1/2017		490,000	520,625
TransDigm, Inc., 144A, 7.5%, 7/15/2021 (b)		690,000	731,400
U.S. Airways Group, Inc., 6.125%, 6/1/2018		470,000	450,025
United Rentals North America, Inc.:
6.125%, 6/15/2023		50,000	51,938
7.375%, 5/15/2020		695,000	766,237
7.625%, 4/15/2022		695,000	774,925
Watco Companies LLC, 144A, 6.375%, 4/1/2023		280,000	279,300

			29,553,720
Information Technology 3.1%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	506,825
CDW LLC, 8.5%, 4/1/2019		1,635,000	1,794,412
CyrusOne LP, 6.375%, 11/15/2022		195,000	204,750
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	667,950
EarthLink, Inc., 144A, 7.375%, 6/1/2020		475,000	469,063
Equinix, Inc.:
4.875%, 4/1/2020		490,000	485,100
5.375%, 4/1/2023		1,295,000	1,285,287
7.0%, 7/15/2021		420,000	459,900
First Data Corp.:
144A, 6.75%, 11/1/2020		1,350,000	1,409,062
144A, 7.375%, 6/15/2019		470,000	493,500
144A, 8.875%, 8/15/2020		885,000	969,075
144A, 10.625%, 6/15/2021		540,000	548,100
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	449,238
IAC/InterActiveCorp., 4.75%, 12/15/2022		390,000	368,550

			10,110,812
Materials 14.2%
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,185,000
APERAM:
144A, 7.375%, 4/1/2016		175,000	168,438
144A, 7.75%, 4/1/2018		200,000	189,000
Axiall Corp., 144A, 4.875%, 5/15/2023		120,000	114,000
Berry Plastics Corp.:
9.5%, 5/15/2018 (b)		670,000	726,950
9.75%, 1/15/2021		835,000	976,950
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		280,000	288,400
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		570,000	581,400
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		780,000	822,900
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	770,412
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		4,450,000	4,171,875
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		240,000	230,400
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		2,315,000	2,225,294
144A, 9.875%, 6/15/2015		370,000	293,225
Exopack Holding Corp., 10.0%, 6/1/2018		415,000	433,675
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,235,000
144A, 6.875%, 4/1/2022 (b)		260,000	257,400
144A, 7.0%, 11/1/2015 (b)		665,000	679,962
144A, 8.25%, 11/1/2019 (b)		520,000	548,600
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		1,115,000	1,115,000
144A, 8.75%, 6/1/2020		635,000	666,750
Greif Luxembourg Finance SCA, 144A, 7.375%, 7/15/2021	EUR	5,000,000	7,483,218
Greif, Inc., 7.75%, 8/1/2019		190,000	216,600
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		185,000	189,163
8.875%, 2/1/2018		1,175,000	1,222,000
Huntsman International LLC:
4.875%, 11/15/2020		440,000	435,600
8.625%, 3/15/2020		630,000	705,600
8.625%, 3/15/2021 (b)		255,000	287,513
IAMGOLD Corp., 144A, 6.75%, 10/1/2020 (b)		580,000	493,000
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023 (b)		1,750,000	1,664,369
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	560,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,153,125
Novelis, Inc., 8.75%, 12/15/2020		855,000	942,637
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	3,235,000	4,916,956
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		990,000	1,019,700
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	581,788
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		510,000	527,850
144A, 8.25%, 1/15/2021		310,000	313,875
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		90,000	87,525
144A, 8.125%, 9/15/2019		290,000	323,350
144A, 8.375%, 9/15/2021		290,000	329,150
Tronox Finance LLC, 144A, 6.375%, 8/15/2020 (b)		470,000	450,025
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,669,500
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,559,112

			45,812,287
Telecommunication Services 15.9%
Altice Financing SA, 144A, 7.875%, 12/15/2019 (b)		445,000	473,925
Altice Finco SA, 144A, 9.875%, 12/15/2020 (b)		445,000	487,275
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (b)		185,000	189,163
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,875,000	1,978,125
8.75%, 3/15/2018 (b)		695,000	722,800
CPI International, Inc., 8.0%, 2/15/2018		475,000	488,063
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		2,410,000	2,741,375
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		1,410,000	1,515,750
144A, 10.5%, 4/15/2018		890,000	965,650
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,524,450
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	907,381	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		955,000	945,450
7.625%, 4/15/2024 (b)		195,000	196,950
8.25%, 4/15/2017		622,000	702,860
8.5%, 4/15/2020 (b)		940,000	1,043,400
8.75%, 4/15/2022		300,000	330,750
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		1,200,000	1,152,000
144A, 6.625%, 12/15/2022		470,000	480,575
7.25%, 10/15/2020		2,255,000	2,441,037
7.5%, 4/1/2021		2,125,000	2,313,594
8.5%, 11/1/2019		1,045,000	1,153,419
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		1,195,000	1,257,737
144A, 8.125%, 6/1/2023		185,000	198,875
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		105,000	113,138
Level 3 Financing, Inc.:
7.0%, 6/1/2020		1,425,000	1,478,437
8.125%, 7/1/2019		1,225,000	1,329,125
8.625%, 7/15/2020		610,000	671,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		815,000	855,750
144A, 6.625%, 4/1/2023		470,000	479,400
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,390,000	1,348,300
NII Capital Corp., 7.625%, 4/1/2021		1,910,000	1,532,775
Pacnet Ltd., 144A, 9.25%, 11/9/2015		812,000	820,120
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020 (b)		1,995,000	2,224,425
SBA Communications Corp., 5.625%, 10/1/2019		385,000	387,888
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		675,000	649,688
8.375%, 8/15/2017 (b)		620,000	700,600
9.125%, 3/1/2017		595,000	685,737
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,402,880
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,603,785
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	596,063
144A, 6.75%, 8/15/2024	EUR	435,000	602,718
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	358,450
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	436,388
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		380,000	387,600
144A, 7.25%, 2/15/2018		1,125,000	1,157,500
Windstream Corp.:
6.375%, 8/1/2023 (b)		490,000	465,500
7.5%, 6/1/2022		315,000	324,450
7.5%, 4/1/2023		765,000	782,212
7.75%, 10/15/2020 (b)		325,000	346,125
7.75%, 10/1/2021 (b)		630,000	670,950
8.125%, 9/1/2018		605,000	644,325

			51,358,552
Utilities 1.5%
AES Corp.:
4.875%, 5/15/2023		190,000	180,500
8.0%, 10/15/2017		595,000	690,200
8.0%, 6/1/2020		855,000	989,662
Calpine Corp., 144A, 7.5%, 2/15/2021		797,000	852,790
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,000,000	560,000
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		245,000	265,213
11.0%, 10/1/2021		874,000	948,290
NRG Energy, Inc., 7.625%, 1/15/2018		360,000	401,400

			4,888,055

Total Corporate Bonds (Cost $291,135,601)			297,885,350
Loan Participations and Assignments 1.7%
Senior Loans ** 0.8%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		98,234	49,117
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		2,000,000	2,002,190
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		400,000	400,500

			2,451,807
Sovereign Loans 0.9%
Russian Agricultural Bank OJSC, 144A, 5.1%, 7/25/2018		1,000,000	1,003,375
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,000,000	1,062,500
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	911,325

			2,977,200

Total Loan Participations and Assignments (Cost $6,052,412)			5,429,007
Convertible Bonds 1.0%
Consumer Discretionary 0.4%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		665,000	1,350,781
Materials 0.6%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,984,998

Total Convertible Bonds (Cost $1,926,741)			3,335,779
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $764,905)		1,279,000	1,163,890

		Units	Value ($)
Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $43,000)		129	448,610

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		880	5,720
Trump Entertainment Resorts, Inc.*		72	0
Vertis Holdings, Inc.*		839	0

			5,720
Industrials 0.0%
Congoleum Corp.*		23,760	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*		18,710	11,125
GEO Specialty Chemicals, Inc. 144A*		1,703	1,013
Wolverine Tube, Inc.*		8,966	289,153

			301,291

Total Common Stocks (Cost $456,803)			307,011
Preferred Stock 0.5%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $1,594,343)		1,735	1,718,734
Warrants 0.0%
Consumer Discretionary 0.0%
Reader’s Digest Association, Inc., Expiration Date 2/19/2014*		1,593	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		118,267	69,435
Hercules Trust II, Expiration Date 3/31/2029*		1,219	19,937

			89,372

Total Warrants (Cost $239,283)			89,372
Securities Lending Collateral 12.8%
Daily Assets Fund Institutional, 0.10% € (f) (Cost $41,589,763)		41,589,763	41,589,763
Cash Equivalents 4.1%
Central Cash Management Fund, 0.05% € (Cost $13,118,339)		13,118,339	13,118,339

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $356,921,190) †		112.7	365,085,855
Other Assets and Liabilities, Net (b)		(12.7)	(41,233,244)

Net Assets		100.0	323,852,611

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.50%	6/15/2010	700,000	USD	708,969	0
Buffets, Inc.	LIBOR plus 9.25%	4/22/2015	98,234	USD	95,747	49,117
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	907,381	EUR	1,235,302	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	735,000	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	513,190	EUR	146,073	0
					2,921,091	49,117

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

†
The cost for federal income tax purposes was $356,921,484.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $8,164,371.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,761,769 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,597,398.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is pending sale, that is also on loan. The value of securities loaned at July 31, 2013 amounted to $39,169,884 which is 12.1% of net assets..

(c)	When-issued security.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	43,000	448,610	0.14

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At July 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	2,320,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	26,094	(71,200)	97,294
6/21/2010 9/20/2013	720,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	8,098	8,825	(727)
6/21/2010 9/20/2015	325,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	31,596	(30,875)	62,471
6/21/2010 9/20/2015	600,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	58,331	(51,850)	110,181
6/21/2010 9/20/2015	200,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	19,444	(13,791)	33,235
6/21/2010 9/20/2015	1,020,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	99,162	(18,183)	117,345
6/20/2011 9/20/2016	890,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	37,020	20,818	16,202
9/20/2011 12/20/2016	1,500,000	6	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	207,569	45,556	162,013
9/20/2011 12/20/2016	450,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	15,748	(5,953)	21,701
9/20/2011 12/20/2016	300,000	1	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	10,498	(3,969)	14,467
12/20/2011 3/20/2017	720,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	89,666	22,067	67,599
9/20/2012 12/20/2017	960,000	7	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	133,906	62,615	71,291
6/20/2013 6/20/2018	5,000,000	3	5.0%	Markit Dow Jones CDX North America High Yield Index	298,732	285,897	12,835

Total net unrealized appreciation	785,907

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC
7	UBS AG

As of July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	27,245,700	USD	35,763,115	8/15/2013	(485,104)	Citigroup, Inc.
EUR	243,540	USD	321,493	8/15/2013	(2,518)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(487,622)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$297,885,350	$0	$297,885,350
Loan Participations and Assignments	—	5,429,007	0	5,429,007
Convertible Bonds	—	1,350,781	1,984,998	3,335,779
Preferred Security	—	1,163,890	—	1,163,890
Other Investments	—	—	448,610	448,610
Common Stocks(i)	—	5,720	301,291	307,011
Preferred Stock	—	1,718,734	—	1,718,734
Warrants(i)	—	—	89,372	89,372
Short-Term Investments(i)	54,708,102	—	—	54,708,102
Derivatives(j)
Credit Default Swap Contracts	—	786,634	—	786,634
Total	$54,708,102	$308,340,116	$2,824,271	$365,872,489
Liabilities
Derivatives(j)
Credit Default Swap Contracts	$—	$(727)	$—	$(727)
Forward Foreign Currency Exchange Contracts		(487,622)		(487,622)
Total	$—	$(488,349)	$—	$(488,349)

During the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $459.  The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended July 31, 2013, the amount of transfers between Level 3 and Level 2 was $1,183,075.  The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$785,907	$—
Foreign Exchange Contracts	$—	$(487,622)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013